Shareholders' Equity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Shareholders' Equity
Schedule of accumulated other comprehensive (loss) income

	Three Months Ended March 31, 2013
	Gains and losses on cash flow hedges	Unrealized gains and losses on available-for- sale securities	Total
	(Dollars in thousands)
Balance at December 31, 2012	$(12,931)	$440	$(12,491)
Other comprehensive (loss) income before reclassifications	3,223	284	3,507
Amounts reclassified from AOCI	298	—	298
Income tax effect	(1,243)	(100)	(1,343)

Net increase in other comprehensive (loss) income	2,278	184	2,462
Balance at March 31, 2013	$(10,653)	$624	$(10,029)

	Three Months Ended March 31, 2012
	Gains and losses on cash flow hedges	Unrealized gains and losses on available-for- sale securities	Total
	(Dollars in thousands)
Balance at December 31, 2011	$(19,763)	$127	$(19,636)
Other comprehensive (loss) income before reclassifications	(866)	(8)	(874)
Amounts reclassified from AOCI	305	—	305
Income tax effect	302	2	304

Net (decrease) increase in other comprehensive (loss) income	(259)	(6)	(265)
Balance at March 31, 2012	$(20,022)	$121	$(19,901)

	2012	2011
	(Dollars in thousands)
Cumulative unrealized (loss) gain related to cash flow hedges, net of tax of $7,054 (2012) and $10,642 (2011)	$(12,931)	$(19,764)
Cumulative unrealized gain related to securities available for sale, net of tax of $240 (2012) and $68 (2011)	440	127

Total accumulated other comprehensive (loss) income	$(12,491)	$(19,637)